[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]

(212) 318-6962 matthewvanwormer@paulhastings.com
May 31, 2007	33428.00005

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Gabelli SRI Fund, Inc. (the “Fund”)

Pre-Effective Amendment No. 2 to the Registration Statement

on Form N-1A under the Securities Act of 1933
File Nos.: 333-141093 and 811-22026

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A.

Ms. Laura Hatch of the Commission has reviewed the initial filing for the Fund.

Pursuant to Rule 461 of the Securities Act of 1933, the Sponsor requests acceleration of the effective date of the Registration Statement to the time of filing on May 31, 2007, or as soon as practicable. A request for acceleration is transmitted herewith.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Matthew J. Van Wormer

Matthew J. Van Wormer

of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures